INCOME TAX EXPENSE - Deferred tax assets have not been recognised (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Provision for environmental rehabilitation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	R 20.3	R 0.0
Estimated tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	22.0	19.4
Estimated tax losses - Capital nature [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	324.0	329.9
Unredeemed capital expenditure [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	R 254.7	R 254.8